Trade and other liabilities and other non-current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other liabilities and other non-current liabilities
Trade and other liabilities.	€ 133,298	€ 134,304	€ 171,316
Current contingent consideration related to milestones CellPoint	8,485
Current deferred consideration payable CellPoint	6,222
Current financial instruments	19	204	3,164
Accrued charges	651	3,114	1,070
Total trade and other liabilities	148,675	137,622	175,550
Non-current contingent consideration related to milestones CellPoint	13,582
Other non-current liabilities	8,226	7,135	8,096
Total other non-current liabilities	€ 21,808	€ 7,135	€ 8,096